Share-Based Payment (Details 1) - Black-Scholes Option Pricing Model [member]	12 Months Ended
Mar. 31, 2020 $ / shares
Statements [Line Items]
Risk free interest rate	1.00%
Expected dividend
Expected volatility	68.86%
Expected life	1826 days
Fair value of stock	$ 6.27